Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Reclassification of Network Related Expense

The following tables reflect the reclassification of network related expenses from “Selling, general and administrative expenses” to “Operating costs” for the Fiscal 2012 annual period and each of the quarters and annual periods for Fiscal 2013 and Fiscal 2014.

Year Ended
(in thousands)	June 30, 2012
Operating costs, as originally stated	$82,083
Reclassification of network related expenses	57,684

Operating costs, as adjusted	$139,767

Selling, general and administrative expenses, as originally stated	$138,663
Reclassification of network related expenses	(57,684)

Selling, general and administrative expenses, as adjusted	$80,979

	Fiscal 2013 Quarter Ended				Year Ended
	September 30	December 31	March 31	June 30	June 30, 2013
Operating costs, as originally stated	$34,686	$38,000	$37,343	$35,848	$145,877
Reclassification of network related expenses	43,404	35,523	40,611	48,240	167,778

Operating costs, as adjusted	$78,090	$73,523	$77,954	$84,088	$313,655

Selling, general and administrative expenses, as originally stated	$97,602	$108,088	$95,536	$123,146	$424,372
Reclassification of network related expenses	(43,404)	(35,523)	(40,611)	(48,240)	(167,778)

Selling, general and administrative expenses, as adjusted	$54,198	$72,565	$54,925	$74,906	$256,594

	Fiscal 2014 Quarter Ended				Year Ended
	September 30	December 31	March 31	June 30	June 30, 2014
Operating costs, as originally stated	$36,927	$36,819	$37,133	$39,523	$150,402
Reclassification of network related expenses	43,035	49,189	48,003	53,542	193,769

Operating costs, as adjusted	$79,962	86,008	85,136	93,065	$344,171

Selling, general and administrative expenses, as originally stated	$119,100	$135,869	$144,337	$179,185	$578,491
Reclassification of network related expenses	(43,035)	(49,189)	(48,003)	(53,542)	(193,769)

Selling, general and administrative expenses, as adjusted	$76,065	$86,680	$96,334	$125,643	$384,722

Schedule of Basic and Diluted Net Loss per Share

Basic and diluted net loss per share is calculated as follows:

	Fiscal Year Ended
	June 30, 2012	June 30, 2013	June 30, 2014
Numerator:
Loss from continuing operations	$(9,897)	$(145,613)	$(181,644)
Earnings from discontinued operations	8,673	8,396	2,350

Net loss	$(1,224)	$(137,217)	$(179,294)

Denominator:
Weighted-average common shares outstanding, basic and diluted	223,000	223,000	223,000

Loss from continuing operations per share	$(0.05)	$(0.65)	$(0.81)
Earnings from discontinued operations per share	$0.04	$0.04	$0.01
Net loss per common share	$(0.01)	$(0.61)	$(0.80)